Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property And Equipment

5. PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2012 and 2011 consist of the following:

	2012	2011
Computer equipment and software	$17,721	$17,721
Office furniture and equipment	52,242	52,242
Leasehold improvements	8,449	8,449
Total property and equipment	78,412	78,412
Accumulated depreciation	(53,575)	(39,739)
Total property and equipment, net	$24,837	$38,673

Depreciation expense for the years ended December 31, 2012, 2011, and the period from August 1, 2005 (inception) through December 31, 2012, was $13,836, $11,677 and $69,979, respectively.